Intangible assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of Intangible Assets	$ 4,560	$ 4,042	$ 3,264
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	3,345
Finite-Lived Intangible Assets, Amortization Expense, Year Two	3,345
Finite-Lived Intangible Assets, Amortization Expense, Year Three	3,345
Finite-Lived Intangible Assets, Amortization Expense, Year Four	3,345
Finite-Lived Intangible Assets, Amortization Expense, Year Five	3,345
Impairment of Intangible Assets, Finite-lived	5,823	1,721	0
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Period Increase (Decrease)	1,003
Customer Contracts [Member]
Finite-Lived Intangible Assets, Period Increase (Decrease)	4,705
Technology Equipment [Member]
Finite-Lived Intangible Assets, Period Increase (Decrease)	$ 115